Fair value measurements - Schedule of quantitative and qualitative information regarding significant unobservable inputs (Detail) - Recurring [Member] - Level 3 [Member] ¥ in Billions		12 Months Ended
		Mar. 31, 2026 JPY (¥)		Mar. 31, 2025 JPY (¥)		Mar. 31, 2024 JPY (¥)
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 1,290		¥ 1,330		¥ 1,041
Fair Value, Financial Instrument, Liabilities		575		593		557
Trading assets and private equity and debt investments [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		403		621		470
Trading assets and private equity and debt investments [Member] | Equities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 14		¥ 21		8
Trading assets and private equity and debt investments [Member] | Equities [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable		Not applicable
Trading assets and private equity and debt investments [Member] | Equities [Member] | DCF / Option models [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.029		0.025
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Equities [Member] | DCF / Option models [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.029		0.025
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 146		¥ 103		80
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.075		0.058
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.162		0.173
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.122		0.116
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.02		0.02
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.017		0.012
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0.079
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.499		0.11
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.085		0.094
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0.05
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.30		0.30
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.11		0.16
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	5.9		7.8
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	11.4		16.2
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	8.9		10
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | PE Ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | PE Ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	12.1		10.6
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | PE Ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	20.8		28.4
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | PE Ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	15.2		15.2
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.10		0.05
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.20		0.20
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.126		0.096
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 4		¥ 6		3
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.023		0.024
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.011		0.011
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.125		0.034
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.18		0.18
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.172		0.144
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 104		¥ 181		173
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.5		0
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.126		2.27
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.048		0.143
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.995		1
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.382		0.798
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 0		¥ 10		0
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]			No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Yields [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]			0.211
Impact of increases in significant unobservable valuation inputs	[3],[4]			Lower fair value
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Yields [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]			0.211
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]			0.65
Impact of increases in significant unobservable valuation inputs	[3],[4]			Lower fair value
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]			0.65
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 10		¥ 48		35
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	1.402
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]			0.215
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]			0.622
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	1.402		0.416
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.12
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]			0.12
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]			0.15
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.12		0.135
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	1		1
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.094		0.504
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 82		¥ 207		122
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable		Not applicable
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.175		0.169
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.005		0.023
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 34		¥ 42		46
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates		Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.085		0.04
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.407		0.50
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.179		0.136
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Prepayment rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.20		0.20
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Prepayment rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.20		0.20
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Default probabilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.02		0.02
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Default probabilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.02		0.02
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.693		0.629
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	1		1
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.936		0.877
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.002
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]			0.001
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]			0.169
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.002		0.047
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 9		¥ 3		3
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable		Not applicable
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member] | DCF [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member] | DCF [Member] | Liquidity discounts [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.024		0.015
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member] | DCF [Member] | Liquidity discounts [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.152		0.029
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member] | DCF [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.055		0.021
Equity contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[7]	¥ 27		¥ 1		5
Equity contracts [Member] | Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Equity contracts [Member] | Option models [Member] | Dividend yield [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Equity contracts [Member] | Option models [Member] | Dividend yield [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0		0
Equity contracts [Member] | Option models [Member] | Dividend yield [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.126		0.166
Equity contracts [Member] | Option models [Member] | Dividend yield [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Equity contracts [Member] | Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Equity contracts [Member] | Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.037		0.035
Equity contracts [Member] | Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	1.009		0.994
Equity contracts [Member] | Option models [Member] | Volatilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Equity contracts [Member] | Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Equity contracts [Member] | Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	(0.85)		(0.85)
Equity contracts [Member] | Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.98		0.99
Equity contracts [Member] | Option models [Member] | Correlations [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Interest rate contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[7]	¥ (16)		¥ 6		32
Interest rate contracts [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.026		0.009
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.05		0.045
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.097		0.098
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.13		0.133
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.00424		0.0041
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.01099		0.02617
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	(1)		(1)
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	1		0.99
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Credit contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[7]	¥ (56)		¥ (36)		(46)
Credit contracts [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0		0
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	1.563		1.322
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.01		0.01
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.90		0.90
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.25		0.459
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.816		0.519
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.3		0
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.85		0.85
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Foreign exchange contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[7]	¥ (22)		¥ (13)		3
Foreign exchange contracts [Member] | Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Foreign exchange contracts [Member] | Option models [Member] | Interest rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value
Foreign exchange contracts [Member] | Option models [Member] | Interest rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.031
Foreign exchange contracts [Member] | Option models [Member] | Interest rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.031
Foreign exchange contracts [Member] | Option models [Member] | Interest rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.014		0.016
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.161		0.188
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.24		0.29
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.7		0.7
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Loans and receivables [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 584		¥ 448		291
Loans and receivables [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[2]	0		0
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[2]	0.20		1.932
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[5],[6]	0.059		0.099
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[2]	0.645		0.667
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[2]	1		1
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[5],[6]	0.974		0.951
Collateralized agreements [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 16		¥ 15		12
Collateralized agreements [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable		Not applicable
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements	[2]			0.064
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements	[2]	0.052
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements	[2]	0.056
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements	[5],[6]	0.054		0.064
Non-trading debt securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 48		¥ 17		21
Non-trading debt securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable		Not applicable
Non-trading debt securities [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Non-trading debt securities [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2]	0.041		0.052
Non-trading debt securities [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2]	0.185		0.144
Non-trading debt securities [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6]	0.085		0.073
Other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[8]	¥ 308	[9]	¥ 275	[9]	253
Other [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1],[8],[9]	No predictable interrelationship		No predictable interrelationship
Other [Member] | DCF [Member] | WACC [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8],[9]	0.105		0.106
Impact of increases in significant unobservable valuation inputs	[3],[4],[8],[9]	Lower fair value		Lower fair value
Other [Member] | DCF [Member] | WACC [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6],[8],[9]	0.105		0.106
Other [Member] | DCF [Member] | Growth rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8],[9]	0.03		0.03
Impact of increases in significant unobservable valuation inputs	[3],[4],[8],[9]	Higher fair value		Higher fair value
Other [Member] | DCF [Member] | Growth rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6],[8],[9]	0.03		0.03
Other [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4],[8],[9]	Lower fair value
Other [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[9]	0.003
Other [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[9]	0.22
Other [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6],[9]	0.032
Other [Member] | Market multiples [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable		Not applicable
Other [Member] | Market multiples [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2]	0.25		0.25
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Other [Member] | Market multiples [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6]	0.25		0.25
Short-term borrowings [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 43		¥ 36		23
Short-term borrowings [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	0.167		0.05
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	0.602		0.515
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[5],[6]
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	(0.72)		(0.72)
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	0.95		0.96
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[5],[6]
Payable and deposits [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 12		¥ 14		15
Payable and deposits [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Payable and deposits [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Payable and deposits [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.097		0.098
Payable and deposits [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.108		0.106
Payable and deposits [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[5],[6]
Payable and deposits [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Payable and deposits [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.4		0.4
Payable and deposits [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.97		0.98
Payable and deposits [Member] | DCF / Option models [Member] | Correlations [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[5],[6]
Long-term borrowings [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 452		¥ 477		474
Long-term borrowings [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable		Not applicable
Long-term borrowings [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Long-term borrowings [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.095		0.127
Long-term borrowings [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.993		0.995
Long-term borrowings [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[5],[6]	0.544		0.798
Long-term borrowings [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.097		0.05
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.602		0.515
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[5],[6]
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.00655		0.00441
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.00858		0.00679
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[5],[6]
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	(1)		(1)
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.97		0.99
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[5],[6]
Other liabilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 67		¥ 65		¥ 44
Other liabilities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Other liabilities [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Other liabilities [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other liabilities	[2]	0.008		0.008
Other liabilities [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other liabilities	[2]	0.04		0.071
Other liabilities [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other liabilities	[5],[6]	0.008		0.01
Other liabilities [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Other liabilities [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other liabilities	[2]	0.91		0.91
Other liabilities [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other liabilities	[2]	0.998		0.995
Other liabilities [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other liabilities	[5],[6]	0.939		0.938

[1]	Consideration of the interrelationships between significant unobservable valuation inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.
[2]	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
[3]	The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.
[4]	The impact of an increase in the significant unobservable valuation input on the fair value measurement for a derivative assumes Nomura is long risk to the input (such as being long volatility). Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.
[5]	Nomura has not provided weighted average information for derivatives as unlike cash products the risk on such products is distinct from the balance sheet value and is subject to netting. Discussion of the ranges of significant unobservable valuation inputs for derivatives and short-term and long-term borrowings which contain embedded derivatives classified in Level 3 is provided below as a substitute for weighted average information.
[6]	Weighted average information for non-derivatives is calculated by weighting each valuation input by the fair value of the financial instrument.
[7]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[8]	Includes non-financial assets carried at fair value on a recurring basis.
[9]	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.